Subsequent Events - Additional Information (Detail) shares in Thousands							3 Months Ended		12 Months Ended
	Nov. 14, 2017 USD ($)	Oct. 13, 2017 USD ($) $ / shares	Feb. 23, 2017	Feb. 06, 2017 USD ($) shares	Jan. 09, 2017 USD ($) Employee	Jan. 07, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Nov. 10, 2017 USD ($)	Apr. 03, 2017 USD ($)
Subsequent Event [Line Items]
Restructuring activity, announcement date									Oct. 03, 2016
Restructuring expenses							$ 4,901,000	$ 809,000	$ 5,710,000
Restructuring activities, description									One-time employee termination benefits were comprised of severance, benefits and related costs, all of which resulted in cash expenditures during the third and fourth quarters of 2016.
Option grant to purchase common stock | shares									426
Convertible Notes [Member]
Subsequent Event [Line Items]
Aggregate principal amount of outstanding debt							$ 60,800,000		$ 60,800,000
BioPharma Credit Investments IV Sub, LP (?Pharmakon?) [Member] | Credit Agreement [Member]
Subsequent Event [Line Items]
Credit facility, expiration date									Apr. 27, 2017
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Employment agreement description									Dr. Peters will receive an annual base salary of $700,000 and is eligible for an annual bonus of up to 65% of his base salary. Dr. Peters also received a one-time signing bonus of $900,000. Subject to the further approval of the Company’s Board of Directors, the Company will also grant Dr. Peters an option to purchase a number of shares of the Company’s common stock equal to the lesser of (i) such number of shares that has a target grant date fair value of $3.5 million and (ii) 2.0 million shares, with an exercise price per share equal to the fair market value of the Company’s common stock on the date of grant.
Option vesting description									The option will vest over four years at the rate of 25% on February 6, 2018 and the remainder in equal quarterly installments over the following three years.
January 2017 Corporate Restructuring [Member]
Subsequent Event [Line Items]
Restructuring activity, announcement date									Jan. 09, 2017
Restructuring and related activities, completion date									Mar. 10, 2017
January 2017 Corporate Restructuring [Member] | One-time Employee Termination Benefits [Member]
Subsequent Event [Line Items]
Restructuring activities, description									one-time employee termination benefits are comprised of severance, benefits and related costs, all of which are expected to result in cash expenditures. The specific timing of the incurrence and payment of these restructuring expenses is dependent upon the timing of the closing of the asset sale.
Asset Sale Agreement [Member]
Subsequent Event [Line Items]
Assets sales termination fee description									The termination fee will also be payable if the Asset Sale Agreement is terminated because the Company’s stockholders did not vote to adopt the Asset Sale Agreement and, prior to such termination, a proposal to acquire at least 50% of the consolidated assets of the Company with respect to the Commercial Business or at least 50% of the Company’s voting securities has been publicly disclosed and the Company enters into a definitive agreement with respect to such proposal within 12 months after such termination, which is subsequently consummated.
Subsequent Event [Member] | BioPharma Credit Investments IV Sub, LP (?Pharmakon?) [Member] | Credit Agreement [Member]
Subsequent Event [Line Items]
Credit facility, expiration date			Apr. 27, 2017
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Annual base salary				$ 700,000
One-time signing bonus				900,000
Target grant date fair value				$ 3,500,000
Option grant to purchase common stock | shares				2,000
Subsequent Event [Member] | Chief Executive Officer [Member] | Tranche 1 [Member]
Subsequent Event [Line Items]
Options vesting period				4 years
Option vesting percentage				25.00%
Option vesting date				Feb. 06, 2018
Subsequent Event [Member] | Chief Executive Officer [Member] | Tranche 2 [Member]
Subsequent Event [Line Items]
Remainder period for vesting option				3 years
Subsequent Event [Member] | January 2017 Corporate Restructuring [Member]
Subsequent Event [Line Items]
Restructuring and related cost, number of expected employees after headcount reduction | Employee					80
Subsequent Event [Member] | Maximum [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Percentage of eligible annual bonus on base salary				65.00%
Subsequent Event [Member] | Maximum [Member] | January 2017 Corporate Restructuring [Member] | One-time Employee Termination Benefits [Member]
Subsequent Event [Line Items]
Restructuring expenses					$ 8,500,000
Subsequent Event [Member] | Minimum [Member] | January 2017 Corporate Restructuring [Member] | One-time Employee Termination Benefits [Member]
Subsequent Event [Line Items]
Restructuring expenses					$ 7,500,000
Subsequent Event [Member] | Asset Sale Agreement [Member]
Subsequent Event [Line Items]
Payment of termination fee						$ 25,000,000
Minimum percentage of consolidated assets in commercial business						50.00%
Minimum percentage of voting securities						50.00%
Subsequent Event [Member] | Settlement Agreement Cash Tender Offer [Member]
Subsequent Event [Line Items]
Tender offer expiration date		Nov. 10, 2017
Subsequent Event [Member] | Settlement Agreement Cash Tender Offer [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Remaining aggregate principal amount		$ 25,000,000
Offering amount of per unit debt instrument issued at discount | $ / shares		900
Principal amount of per unit debt instrument issued at discount | $ / shares		1,000
Purchase of aggregate principal amount of convertible notes										$ 24,975,000
Percentage of outstanding convertible notes										99.78%
Tender offer settlement date	Nov. 14, 2017
Aggregate principal amount of outstanding debt	$ 56,000
Subsequent Event [Member] | Baxalta [Member] | License and Collaboration Agreements [Member]
Subsequent Event [Line Items]
Net milestone payments expected to be received						$ 33,000,000
Subsequent Event [Member] | Baxalta [Member] | License and Collaboration Agreements [Member] | Maximum [Member]
Subsequent Event [Line Items]
Net milestone payments expected to be received											$ 33,000,000
Subsequent Event [Member] | Ipsen [Member] | Asset Sale Agreement [Member]
Subsequent Event [Line Items]
Upfront cash payment received						$ 575,000,000					575,000,000
Subsequent Event [Member] | Ipsen [Member] | Asset Sale Agreement [Member] | Manufacturing Facility [Member]
Subsequent Event [Line Items]
Area of sublease property | ft²						68,409
Subsequent Event [Member] | Ipsen [Member] | Asset Sale Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Additional payments receivable on achievement of certain milestone events						$ 450,000,000					$ 450,000,000
Out-of-pocket expenses to be paid						$ 3,000,000